Related Party Transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of Activities with Affiliates of Noncontrolling Shareholders	The following tables present the Company’s activities with affiliates of the noncontrolling shareholders (in thousands):

	June 30, 2023	December 31, 2022
Balances:
Prepaid R&D expenses	$76	$14
Accounts payable	$58	$352
Accrued liabilities	$39	$99

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Activity:
Amounts paid	$158	$14	$510	$269
R&D expense recognized	$10	$289	$94	$469
The following tables present the Company’s activities with affiliates of the noncontrolling shareholders (in thousands):

	December 31,
	2022	2021
Balances:
Prepaid R&D expenses	$14	$55
Accounts payable	$352	$167
Accrued liabilities	$99	$250

	Years Ended December 31,
	2022	2021
Year-to-date activity:
Amounts paid	$776	$515
R&D expense recognized	$146	$520